Commitments - Commitments - Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Lessor [member] - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	¥ 2,219	¥ 2,487
Not later than one year [member]
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	781	768
Later than one year and not later than five years [member]
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	1,296	1,526
Later than five years [member]
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	¥ 142	¥ 193